Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		Jun. 30, 2019 CHF (SFr) day		Mar. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)		Jun. 30, 2018 CHF (SFr)		Dec. 31, 2017 CHF (SFr)
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		SFr 92,489	[1]	SFr 94,762	SFr 100,047	[1]	SFr 112,513	[1]	SFr 109,815	[1]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		113,466		116,151	117,095
Trading assets		145,613		144,922	133,635
Investment securities		1,398		1,716	1,479
Other investments		4,986		4,839	4,890
Net loans		293,797		292,970	287,581
Premises and equipment		4,778		4,868	4,838
Other assets		39,579		40,501	37,459
of which loans held-for-sale		6,929		8,285	6,630
Customer deposits		364,302		367,147	363,925
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		19,582		20,617	24,623
Trading liabilities		43,356		39,536	42,169
Short-term borrowings		26,139		26,557	21,926
Long-term debt		157,955		160,261	154,308
Other liabilities		SFr 29,958		29,393	30,107
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		114
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		SFr 274		173	173
Trading assets		3,010		3,143	3,048
Other investments		1,671		1,525	1,505
Net loans		323		396	387
Premises and equipment		37			39
Other assets		1,951		2,047	2,049
of which loans held-for-sale		235			167
Total assets of consolidated VIEs		7,229			7,162
Trading liabilities		6		4	3
Short-term borrowings		4,828		5,138	5,465
Long-term debt		2,071		2,116	1,764
Other liabilities		314		SFr 298	277
Total liabilities of consolidated VIEs		7,219			7,509
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		10			15
Trading assets		76			72
Other investments		0			0
Net loans		0			0
Premises and equipment		0			0
Other assets		0			57
of which loans held-for-sale		0			57
Total assets of consolidated VIEs		86			144
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		12			48
Other liabilities		0			0
Total liabilities of consolidated VIEs		12			48
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		0			1
Trading assets		0			0
Other investments		0			0
Net loans		0			0
Premises and equipment		0			0
Other assets		21			16
of which loans held-for-sale		0			0
Total assets of consolidated VIEs		21			17
Trading liabilities		0			0
Short-term borrowings		4,828			5,465
Long-term debt		0			0
Other liabilities		54			43
Total liabilities of consolidated VIEs		4,882			5,508
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		184			68
Trading assets		1,682			1,602
Other investments		0			0
Net loans		53			119
Premises and equipment		0			0
Other assets		859			863
of which loans held-for-sale		235			107
Total assets of consolidated VIEs		2,778			2,652
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		1,844			1,487
Other liabilities		2			1
Total liabilities of consolidated VIEs		1,846			1,488
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		30			17
Trading assets		315			418
Other investments		309			153
Net loans		1			0
Premises and equipment		0			0
Other assets		10			4
of which loans held-for-sale		0			0
Total assets of consolidated VIEs		665			592
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		171			174
Other liabilities		2			8
Total liabilities of consolidated VIEs		173			182
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		41			52
Trading assets		922			944
Other investments		1,085			1,073
Net loans		26			23
Premises and equipment		37			39
Other assets		82			72
of which loans held-for-sale		0			3
Total assets of consolidated VIEs		2,156			2,164
Trading liabilities		6			3
Short-term borrowings		0			0
Long-term debt		10			26
Other liabilities		94			98
Total liabilities of consolidated VIEs		110			127
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		9			20
Trading assets		15			12
Other investments		277			279
Net loans		243			245
Premises and equipment		0			0
Other assets		979			1,037
of which loans held-for-sale		0			0
Total assets of consolidated VIEs		1,523			1,593
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		34			29
Other liabilities		162			127
Total liabilities of consolidated VIEs		196			156
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	[2]	91,774			99,314		SFr 111,636		SFr 109,510
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		113,466			117,095
Trading assets		145,758			133,859
Investment securities		1,396			1,477
Other investments		4,946			4,824
Net loans		300,281			292,875
Premises and equipment		4,429			4,530
Other assets		37,093			36,673
of which loans held-for-sale		6,929			6,630
Customer deposits		365,556			365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		19,691			24,623
Trading liabilities		43,370			42,171
Short-term borrowings		26,628			22,419
Long-term debt		157,018			153,433
Other liabilities		SFr 29,401			30,327
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		114
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		SFr 274			173
Trading assets		3,010			3,048
Other investments		1,671			1,505
Net loans		323			387
Premises and equipment		17			18
Other assets		1,930			2,027
of which loans held-for-sale		235			167
Total assets of consolidated VIEs		7,208			7,140
Trading liabilities		6			3
Short-term borrowings		4,828			5,465
Long-term debt		2,071			1,764
Other liabilities		313			277
Total liabilities of consolidated VIEs		7,218			7,509
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		10			15
Trading assets		76			72
Other investments		0			0
Net loans		0			0
Premises and equipment		0			0
Other assets		0			57
of which loans held-for-sale		0			57
Total assets of consolidated VIEs		86			144
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		12			48
Other liabilities		0			0
Total liabilities of consolidated VIEs		12			48
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		0			1
Trading assets		0			0
Other investments		0			0
Net loans		0			0
Premises and equipment		0			0
Other assets		21			16
of which loans held-for-sale		0			0
Total assets of consolidated VIEs		21			17
Trading liabilities		0			0
Short-term borrowings		4,828			5,465
Long-term debt		0			0
Other liabilities		54			43
Total liabilities of consolidated VIEs		4,882			5,508
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		184			68
Trading assets		1,682			1,602
Other investments		0			0
Net loans		53			119
Premises and equipment		0			0
Other assets		859			863
of which loans held-for-sale		235			107
Total assets of consolidated VIEs		2,778			2,652
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		1,844			1,487
Other liabilities		2			1
Total liabilities of consolidated VIEs		1,846			1,488
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		30			17
Trading assets		315			418
Other investments		309			153
Net loans		1			0
Premises and equipment		0			0
Other assets		10			4
of which loans held-for-sale		0			0
Total assets of consolidated VIEs		665			592
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		171			174
Other liabilities		2			8
Total liabilities of consolidated VIEs		173			182
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		41			52
Trading assets		922			944
Other investments		1,085			1,073
Net loans		26			23
Premises and equipment		17			18
Other assets		61			50
of which loans held-for-sale		0			3
Total assets of consolidated VIEs		2,135			2,142
Trading liabilities		6			3
Short-term borrowings		0			0
Long-term debt		10			26
Other liabilities		94			98
Total liabilities of consolidated VIEs		110			127
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		9			20
Trading assets		15			12
Other investments		277			279
Net loans		243			245
Premises and equipment		0			0
Other assets		979			1,037
of which loans held-for-sale		0			0
Total assets of consolidated VIEs		1,523			1,593
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		34			29
Other liabilities		161			127
Total liabilities of consolidated VIEs		SFr 195			SFr 156

[1]	Includes restricted cash.
[2]	Includes restricted cash.